UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22734

WA Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	October 31, 2015

WESTERN ASSET

MIDDLE MARKET

DEBT FUND INC.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings) in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”).

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Middle Market Debt Fund Inc. for the six-month reporting period ended October 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new Chairman, President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset values and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

November 27, 2015

II	Western Asset Middle Market Debt Fund Inc.

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the six months ended October 31, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that second quarter 2015 U.S. gross domestic product (“GDP”)i growth was 3.9%. Relatively solid growth was driven by increasing exports, accelerating personal consumption expenditures (“PCE”), declining imports, expanding state and local government spending, and rising nonresidential fixed investment. The U.S. Department of Commerce’s second reading for third quarter 2015 GDP growth — released after the reporting period ended — was 2.1%. Decelerating growth was primarily due to a downturn in private inventory investment and decelerations in exports, PCE, nonresidential fixed investment, state and local government spending, and residential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.5%, as reported by the U.S. Department of Labor. By October 2015, unemployment was 5.0%, its lowest level since April 2008.

Western Asset Middle Market Debt Fund Inc.	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25% during the reporting period. At its meeting that concluded on July 29, 2015, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” At its meeting that ended on September 17, 2015, the Fed decided to maintain the target between zero and 0.25%. At its meeting that concluded on October 28, 2015, the Fed said, “In determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress — both realized and expected — toward its objectives of maximum employment and 2 percent inflation.”

Q. Did Treasury yields trend higher or lower during the six months ended October 31, 2015?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury note was 0.58%. Its low for the period was 0.55% on both May 15, 2015 and July 8, 2015, and it peaked at 0.82% in mid-September 2015. When the reporting period ended the yield on the two-year Treasury note was 0.75%. The yield on the ten-year Treasury note began the period at 2.05%. Its low for the period of 2.01% occurred on August 24, 2015. Its peak of 2.50% was on June 10, 2015 and the ten-year Treasury note concluded the reporting period at 2.16%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Due to weakness on several occasions during the reporting period, high-yield corporate bonds and emerging market debt were among the weakest performers over the six months ended October 31, 2015. In contrast, sectors that are generally less sensitive to rising interest rates, such as asset-backed securities, posted positive results. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexiv, returned -0.10% during the six months ended October 31, 2015.

Q. How did the high-yield bond market perform over the six months ended October 31, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, returned -3.38% for the six months ended October 31, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class moved lower in June, July, August and September 2015 as investor risk aversion was elevated.

IV	Western Asset Middle Market Debt Fund Inc.

However, the asset class ended on a positive note, as it rallied sharply in October 2015.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned -1.19% during the six months ended October 31, 2015. The asset class declined during four of the first five months of the reporting period. These setbacks were triggered by a number of factors, including concerns over economic growth in China, falling commodity prices, expectations for future Fed rate hikes and geopolitical issues. The asset class then rallied in October 2015 as investor risk appetite improved.

Performance review

For the six months ended October 31, 2015, Western Asset Middle Market Debt Fund Inc. returned -8.77% based on its net asset value (“NAV”)vii. The Fund’s unmanaged benchmark, the Barclays U.S. Corporate High Yield — 2% Issuer Cap Caa Component Indexviii returned -7.67% for the same period. The Lipper High Yield (Leveraged) Closed-End Funds Category Averageix returned -5.20% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During the reporting period, the Fund made distributions to shareholders totaling $44.00 per share. As of October 31, 2015, the Fund estimates that all of the distributions were paid from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV as of October 31, 2015. Past performance is no guarantee of future results.

Performance Snapshot as of October 31, 2015 (unaudited)
Price Per Share	6-Month Total Return**
$786.17 (NAV)	-8.77%†

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total return is based on changes in NAV. Return reflects the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Return does not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the disposition of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

Looking for additional information?

The Fund’s daily NAV is available on-line under the symbol “XWAMX” on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV and other information.

*	These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the section 19 notice located in the press release section our website, www.lmcef.com.

Western Asset Middle Market Debt Fund Inc.	V

Investment commentary (cont’d)

Thank you for your investment in Western Asset Middle Market Debt Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and

Chief Executive Officer

November 27, 2015

RISKS: An investment in the Fund involves a high degree of risk. The Fund should be considered an illiquid investment. This Fund is not publicly traded and is closed to new investors. The Fund does not intend to apply for an exchange listing, and it is highly unlikely that a secondary market will exist for the purchase and sale of the Fund’s shares. Investors could lose some or all of their investment. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program. The Fund is designed as a long-term investment for investors who are prepared to hold the Fund’s Common Stock until the expiration of its term, and is not a trading vehicle. All investments are subject to risk, including possible loss of principal. Fixed-income securities are subject to numerous risks, including but not limited to, credit, inflation, income, prepayment and interest rates risks. As interest rates rise, the value of fixed-income securities falls. Middle market companies have additional risks due to their limited operating histories, limited financial resources, less predictable operating results, narrower product lines and other factors. Securities of middle market issuers are typically considered high-yield. High-yield fixed income securities of below-investment-grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. High-yield bonds (“junk bonds”) are subject to higher credit risk and a greater risk of default. The Fund may invest all or a portion of its managed assets in illiquid securities. The Fund may make significant investments in securities for which there are no observable market prices; the prices must be estimated by Western Asset, the Fund’s subadviser. Investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, economic or regulatory structure of specific countries or regions. These risks are greater in emerging markets. Leverage may result in greater volatility of the net asset value of common shares and increases a shareholder’s risk of loss. Derivative instruments can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Distributions are not guaranteed and are subject to change.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Middle Market Debt Fund Inc.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

vii

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested.

viii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Caa Component is an index of the 2% Issuer Cap component of the broader Barclays U.S. Corporate High Yield Index and is comprised of the Caa-rated securities included in this Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 34 funds in the Fund’s Lipper category.

Western Asset Middle Market Debt Fund Inc.	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2015 and April 30, 2015 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at anytime.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — October 31, 2015

Total Spread Duration
XWAMX	— 2.68 years
Benchmark	— 3.49 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Corporate High Yield — 2% Issuer Cap Caa Component Index
EM	— Emerging Markets
HY	— High Yield
XWAMX	— Western Asset Middle Market Debt Fund Inc.

2	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — October 31, 2015

Total Effective Duration
XWAMX	— 2.44 years
Benchmark	— 3.49 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Corporate High Yield — 2% Issuer Cap Caa Component Index
EM	— Emerging Markets
HY	— High Yield
XWAMX	— Western Asset Middle Market Debt Fund Inc.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

October 31, 2015

Western Asset Middle Market Debt Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 89.1%
Consumer Discretionary — 15.9%
Hotels, Restaurants & Leisure — 6.7%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	1,000,000		$825,000	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,000,000		990,000	(b)
Golden Nugget Escrow Inc., Senior Notes	8.500%	12/1/21	1,113,000		1,157,520	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	290,000		295,800	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	1,881,488		1,768,599	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,500,000		1,548,750	(a)(b)
Mastro’s Restaurants LLC/RRG Finance Corp., Senior Secured Notes	12.000%	6/1/17	1,493,375		1,552,064	(a)(c)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	120,000		127,800	(a)
Total Hotels, Restaurants & Leisure					8,265,533
Household Durables — 2.1%
APX Group Inc., Senior Notes	8.750%	12/1/20	3,000,000		2,490,000	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	100,000		104,125
Total Household Durables					2,594,125
Leisure Products — 0.6%
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	708,109	EUR	794,246	(a)
Media — 3.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,000,000		882,500	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	440,000		182,600	(d)
MediaNews Group Inc.	12.000%	12/24/18	2,086,000		2,086,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,109,072		923,303	(a)(d)
Total Media					4,074,403
Specialty Retail — 2.0%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	2,500,000		2,437,500	(a)
Textiles, Apparel & Luxury Goods — 1.2%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	1,625,000		1,545,781	(a)(b)
Total Consumer Discretionary					19,711,588
Consumer Staples — 4.8%
Beverages — 1.9%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,820,000		1,851,850	(a)(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	420,000		484,050	(a)(b)
Total Beverages					2,335,900

See Notes to Financial Statements.

4	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Western Asset Middle Market Debt Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Food & Staples Retailing — 1.8%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,370,000		$2,307,787	(a)(b)
Food Products — 0.4%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	530,000		496,875	(a)
Tobacco — 0.7%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,000,000		865,000	(b)
Total Consumer Staples					6,005,562
Energy — 13.9%
Energy Equipment & Services — 2.0%
Parker Drilling Co., Senior Notes	7.500%	8/1/20	750,000		626,250
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,540,000		1,828,800	(a)(b)
Total Energy Equipment & Services					2,455,050
Oil, Gas & Consumable Fuels — 11.9%
Armstrong Energy Inc., Senior Secured Notes	11.750%	12/15/19	2,000,000		1,180,000	(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,000,000		940,000	(a)
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	1,000,000		725,000	(b)
Gastar Exploration Inc., Senior Secured Notes	8.625%	5/15/18	2,000,000		1,330,000	(b)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	1,880,000		1,628,550	(a)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,000,000		340,625
Iracore International Holdings Inc., Senior Secured Notes	9.500%	6/1/18	1,500,000		1,057,500	(a)(b)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	2,920,000		1,226,400
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,550,000		422,375	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,780,000		1,308,300	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	500,000		428,750
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	500,000		428,750
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,600,000		1,456,000	(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	990,000		985,050	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,000,000		5,000	*(e)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,500,000		1,200,000	(b)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000		63,750	*(b)(e)
Total Oil, Gas & Consumable Fuels					14,726,050
Total Energy					17,181,100
Financials — 4.5%
Banks — 0.5%
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	830,000	AUD	655,318	(f)(g)

See Notes to Financial Statements.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

October 31, 2015

Western Asset Middle Market Debt Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — 2.9%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,770,000	$1,778,850	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,275,000	1,797,250	(a)
Total Consumer Finance				3,576,100
Real Estate Investment Trusts (REITs) — 1.1%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,500,000	1,394,250
Total Financials				5,625,668
Health Care — 4.7%
Health Care Equipment & Supplies — 1.0%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,000,000	997,500	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	260,000	265,525	(a)
Total Health Care Equipment & Supplies				1,263,025
Health Care Providers & Services — 3.7%
BioScrip Inc., Senior Notes	8.875%	2/15/21	3,000,000	2,328,750	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,340,000	2,243,475	(b)
Total Health Care Providers & Services				4,572,225
Total Health Care				5,835,250
Industrials — 22.8%
Aerospace & Defense — 2.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,000,000	940,000	(a)(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	2,000,000	1,921,250	(a)(b)(h)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	630,000	622,125
Total Aerospace & Defense				3,483,375
Air Freight & Logistics — 0.7%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	1,000,000	915,000	(a)(b)
Building Products — 1.7%
U.S. Concrete Inc., Senior Secured Notes	8.500%	12/1/18	2,000,000	2,085,000	(b)
Commercial Services & Supplies — 2.1%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,800,000	1,651,500	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	918,750	(b)
Total Commercial Services & Supplies				2,570,250
Construction & Engineering — 6.7%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,690,000	1,732,250	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	2,000,000	1,950,000	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,834,218	1,513,230	(a)(b)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,070,000	1,011,150	(a)(b)

See Notes to Financial Statements.

6	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Western Asset Middle Market Debt Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — continued
Modular Space Corp., Secured Notes	10.250%	1/31/19	3,400,000	$2,065,500	(a)(b)
Total Construction & Engineering				8,272,130
Electrical Equipment — 2.0%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	1,002,111	1,002,111	(c)(d)
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	1,000,000	990,000	(a)(b)(d)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	500,000	500,625	(a)
Total Electrical Equipment				2,492,736
Machinery — 0.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	420,000	449,400	(a)(b)
Marine — 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,740,000	1,672,575	(a)
Road & Rail — 2.5%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	320,000	323,120	(a)(b)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	3,000,000	2,737,500	(a)
Total Road & Rail				3,060,620
Trading Companies & Distributors — 0.6%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	750,000	701,250	(a)
Transportation — 2.0%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,500,000	2,525,000	(a)(b)(d)
Total Industrials				28,227,336
Information Technology — 4.8%
Electronic Equipment, Instruments & Components — 2.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,040,000	2,057,850	(b)
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	1,000,000	907,500
Total Electronic Equipment, Instruments & Components				2,965,350
Internet Software & Services — 1.6%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	2,000,000	2,027,500	(a)(b)(d)
IT Services — 0.8%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,780,000	952,300	(a)(b)
Total Information Technology				5,945,150
Materials — 13.7%
Chemicals — 4.9%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,250,000	1,118,750	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,030,000	999,100	(a)(b)(d)

See Notes to Financial Statements.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

October 31, 2015

Western Asset Middle Market Debt Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	2,820,000	$2,820,000	(a)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,350,000	1,076,625	(a)
Total Chemicals				6,014,475
Construction Materials — 1.1%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	430,000	397,750	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,110,000	999,000	(a)
Total Construction Materials				1,396,750
Containers & Packaging — 2.3%
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	1,250,000	1,078,125	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	750,000	729,375	(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	990,000	990,000	(a)(b)
Total Containers & Packaging				2,797,500
Metals & Mining — 5.1%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,390,000	1,876,150	(a)(b)
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	1,337,000	1,169,875	(b)
Magnetation LLC/Mag Finance Corp., Senior Secured Notes	11.000%	5/15/18	1,384,000	318,320	*(a)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	25,316	0	(a)(c)(h)(i)
Optima Specialty Steel Inc., Senior Secured Notes	12.500%	12/15/16	852,000	762,540	(a)
Permian Holdings Inc., Senior Secured Notes	10.500%	1/15/18	1,750,000	756,875	(a)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	150,000	126,750	(a)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	420,000	401,100	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	2,000,000	967,500	(b)
Total Metals & Mining				6,379,110
Paper & Forest Products — 0.3%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,010,000	414,100	(a)(b)
Total Materials				17,001,935
Telecommunication Services — 4.0%
Diversified Telecommunication Services — 2.2%
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	340,000	353,600	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	420,000	441,260	(a)
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	1,000,000	595,000
Oi SA, Senior Notes	5.750%	2/10/22	750,000	472,500	(a)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,000,000	835,000
Total Diversified Telecommunication Services				2,697,360
Wireless Telecommunication Services — 1.8%
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	290,000	307,400	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	340,000	363,800	(a)

See Notes to Financial Statements.

8	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Western Asset Middle Market Debt Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Corp., Senior Notes	7.875%	9/15/23	1,665,000	$1,544,288
Total Wireless Telecommunication Services				2,215,488
Total Telecommunication Services				4,912,848
Total Corporate Bonds & Notes (Cost — $128,327,411)				110,446,437
Convertible Bonds & Notes — 0.6%
Materials — 0.6%
Metals & Mining — 0.6%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost—$1,236,607)	9.500%	6/24/19	1,236,607	680,134	(a)(d)(h)
Senior Loans — 17.4%
Consumer Discretionary — 5.0%
Diversified Consumer Services — 1.5%
Affinion Group Inc., Second Lien Term Loan	8.500%	10/12/18	2,000,000	1,835,000	(j)(k)
Hotels, Restaurants & Leisure — 1.6%
AP Gaming I LLC, USD Term Loan B	9.250%	12/21/20	1,965,000	1,928,975	(j)(k)
Media — 0.8%
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	550,000	486,750	(j)(k)
Lee Enterprises Inc., Term Loan	7.250%	3/31/19	506,442	500,415	(j)(k)
Total Media				987,165
Specialty Retail — 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	350,000	352,625	(j)(k)
Textiles, Apparel & Luxury Goods — 0.8%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,253,700	1,053,108	(j)(k)
Total Consumer Discretionary				6,156,873
Consumer Staples — 3.3%
Food Products — 3.3%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,500,000	1,488,750	(j)(k)
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,710,000	1,620,225	(j)(k)
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	1,000,000	970,000	(j)(k)
Total Consumer Staples				4,078,975
Energy — 3.8%
Oil, Gas & Consumable Fuels — 3.8%
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	1,560,000	1,513,200	(j)(k)
Magnum Hunter Resources Inc., Second Lien Term Loan	—	12/31/15	230,000	230,000	(l)
Magnum Hunter Resources Inc., Second Lien Term Loan	9.750%	10/22/19	1,122,166	968,803	(j)(k)
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	1,795,500	1,188,023	(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	997,500	798,000	(j)(k)
Total Energy				4,698,026

See Notes to Financial Statements.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

October 31, 2015

Western Asset Middle Market Debt Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.3%
Health Care Equipment & Supplies — 0.3%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	349,125	$326,432	(j)(k)
Industrials — 2.8%
Aerospace & Defense — 0.4%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	472,800	(j)(k)
Transportation — 2.4%
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	3,000,000	3,052,500	(j)(k)
Total Industrials				3,525,300
Information Technology — 0.8%
Electronic Equipment, Instruments & Components — 0.8%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	1,000,000	987,500	(j)(k)
Materials — 0.4%
Metals & Mining — 0.4%
Magnetation LLC, DIP Term Loan	12.000%	3/7/16	536,343	517,571	(c)(j)(k)
Utilities — 1.0%
Electric Utilities — 1.0%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,373,100	1,252,954	(j)(k)
Total Senior Loans (Cost — $22,233,510)				21,543,631

			Shares
Common Stocks — 2.3%
Health Care — 2.0%
Health Care Providers & Services — 2.0%
Physiotherapy Associates Holdings Inc.			30,000	2,490,000	*(c)(h)
Materials — 0.3%
Metals & Mining — 0.3%
Mirabela Nickel Ltd.			5,022,817	297,287	*(c)(h)
Total Common Stocks (Cost — $3,164,365)				2,787,287
Preferred Stocks — 1.2%
Industrials — 1.2%
Trading Companies & Distributors — 1.2%
General Finance Corp. (Cost—$1,996,875)	8.125%		79,875	1,532,801
Total Investments — 110.6% (Cost — $156,958,768#)				136,990,290
Liabilities in Excess of Other Assets — (10.6)%				(13,073,520)
Total Net Assets — 100.0%				$123,916,770

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

See Notes to Financial Statements.

10	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Western Asset Middle Market Debt Fund Inc.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (See Note 6).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	The coupon payment on these securities is currently in default as of October 31, 2015.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Illiquid security.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of October 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro

See Notes to Financial Statements.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

October 31, 2015

Assets:
Investments, at value (Cost — $156,958,768)	$136,990,290
Foreign currency, at value (Cost — $91,734)	88,637
Cash	8,371,521
Interest and dividends receivable	3,939,565
Receivable for securities sold	295,097
Unrealized appreciation on forward foreign currency contracts	372
Prepaid expenses	2,611
Total Assets	149,688,093

Liabilities:
Loan payable (Note 6)	25,300,000
Payable for securities purchased	230,000
Investment management fee payable	158,405
Interest payable (Note 6)	7,559
Directors’ fees payable	2,954
Accrued expenses	72,405
Total Liabilities	25,771,323
Total Net Assets	$123,916,770

Net Assets:
Par value ($0.001 par value, 157,620 shares issued and outstanding; 100,000,000 shares authorized)	$158
Paid-in capital in excess of par value	158,849,347
Undistributed net investment income	1,449,388
Accumulated net realized loss on investments and foreign currency transactions	(16,410,450)
Net unrealized depreciation on investments and foreign currencies	(19,971,673)
Total Net Assets	$123,916,770

Shares Outstanding	157,620

Net Asset Value	$786.17

See Notes to Financial Statements.

12	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended October 31, 2015

Investment Income:
Interest	$8,393,617
Dividends	81,123
Total Investment Income	8,474,740

Expenses:
Investment management fee (Note 2)	1,042,133
Interest expense (Note 6)	115,309
Audit and tax fees	40,680
Legal fees	33,003
Excise tax (Note 1)	18,954
Fund accounting fees	17,619
Directors’ fees	15,238
Shareholder reports	12,299
Transfer agent fees	8,320
Insurance	1,842
Custody fees	679
Miscellaneous expenses	4,392
Total Expenses	1,310,468
Net Investment Income	7,164,272

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(10,000,141)
Foreign currency transactions	142,256
Net Realized Loss	(9,857,885)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(9,766,189)
Foreign currencies	(131,277)
Change in Net Unrealized Appreciation (Depreciation)	(9,897,466)
Net Loss on Investments and Foreign Currency Transactions	(19,755,351)
Decrease in Net Assets from Operations	$(12,591,079)

See Notes to Financial Statements.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended October 31, 2015 (unaudited) and the Year Ended April 30, 2015	October 31	April 30

Operations:
Net investment income	$7,164,272	$14,980,921
Net realized loss	(9,857,885)	(6,478,397)
Change in net unrealized appreciation (depreciation)	(9,897,466)	(13,274,591)
Decrease in Net Assets from Operations	(12,591,079)	(4,772,067)

Distributions to Shareholders From (Note 1):
Net investment income	(7,209,114)	(14,698,176)
Net realized gains	—	(1,407,454)
Decrease in Net Assets from Distributions to Shareholders	(7,209,114)	(16,105,630)

Fund Share Transactions (Note 5):
Cost of shares repurchased (12,447 and 7,586 shares repurchased, respectively)	(10,633,223)	(7,809,863)
Decrease in Net Assets from Fund Share Transactions	(10,633,223)	(7,809,863)
Decrease in Net Assets	(30,433,416)	(28,687,560)

Net Assets:
Beginning of period	154,350,186	183,037,746
End of period*	$123,916,770	$154,350,186
*Includes undistributed net investment income of:	$1,449,388	$1,494,230

See Notes to Financial Statements.

14	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended October 31, 2015

Increase (Decrease) in Cash:
Cash Provided (Used) by Operating Activities:
Net decrease in net assets resulting from operations	$(12,591,079)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(36,912,270)
Sales of portfolio securities	55,199,470
Net purchases, sales and maturities of short-term investments	(502,421)
Payment-in-kind	(221,071)
Net amortization of premium (accretion of discount)	(295,476)
Decrease in receivable for securities sold	18,093
Decrease in interest and dividends receivable	949,755
Increase in prepaid expenses	(1,290)
Decrease in payable for securities purchased	(1,063,363)
Decrease in investment management fee payable	(25,056)
Increase in Directors’ fees payable	1,407
Increase in interest payable	729
Decrease in accrued expenses	(51,690)
Net realized loss on investments	10,000,141
Change in unrealized depreciation of investments and forward foreign currency transactions	9,886,187
Net Cash Provided by Operating Activities	24,392,066

Cash Flows from Financing Activities:
Distributions paid on common stock	(7,209,114)
Payment for shares repurchased	(10,633,223)
Net Cash Used in Financing Activities	(17,842,337)
Net Increase in Cash	6,549,729
Cash at Beginning of Period	1,910,429
Cash at End of Period	$8,460,158

*	Included in operating expenses is cash of $114,580 paid for interest on borrowings.

See Notes to Financial Statements.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	15

Financial highlights

For a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:
	2015[1,2]	2015[1]	2014[1]	2013[1,3]

Net asset value, beginning of period	$907.58	$1,030.31	$1,020.23	$998.00	[4]

Income (loss) from operations:
Net investment income	43.76	87.20	80.04	9.84
Net realized and unrealized gain (loss)	(121.17)	(116.15)	10.94	17.39
Total income (loss) from operations	(77.41)	(28.95)	90.98	27.23

Less distributions from:
Net investment income	(44.00) [5]	(85.50)	(77.90)	(5.00)
Net realized gains	—	(8.28)	(3.00)	—
Total distributions	(44.00)	(93.78)	(80.90)	(5.00)

Net asset value, end of period	$786.17	$907.58	$1,030.31	$1,020.23
Total return[6]	(8.77)%	(2.80)%	9.35%	2.73%

Net assets, end of period (000s)	$123,917	$154,350	$183,038	$181,246

Ratios to average net assets:
Gross expenses	1.85%[7]	1.58%	1.39%	1.59%[7]
Net expenses	1.85 [7]	1.58	1.39	1.48	[7,8]
Net investment income	10.14 [7]	8.97	7.88	2.73	[7]

Portfolio turnover rate	24%	33%	60%	6%

Supplemental data:
Loan Outstanding, End of Period (000s)	$25,300	$25,300	—	—
Asset Coverage Ratio for Loan Outstanding[9]	590%	710%	—	—
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[9]	$5,898	$7,101	—	—
Weighted Average Loan (000s)	$25,300	$16,575 [10]	—	—
Weighted Average Interest Rate on Loans	0.91%	0.88%[10]	—	—

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2015 (unaudited).

[3]	For the period December 20, 2012 (commencement of operations) to April 30, 2013.

[4]	Initial public offering price of $1,000.00 per share, exclusive of sales load, less offering costs of $2.00 per share.

[5]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The investment manager has agreed to reimburse all organizational expenses.

[9]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

[10]	Weighted average based on the number of days that the Fund had a loan outstanding.

See Notes to Financial Statements.

16	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$16,073,524	$3,638,064		$19,711,588
Industrials	—	27,225,225	1,002,111		28,227,336
Materials	—	17,001,935	0	*	17,001,935
Other corporate bonds & notes	—	45,505,578	—		45,505,578
Convertible bonds & notes	—	680,134	—		680,134
Senior loans:
Consumer discretionary	—	3,763,975	2,392,898		6,156,873
Consumer staples	—	1,620,225	2,458,750		4,078,975
Health care	—	—	326,432		326,432
Industrials	—	—	3,525,300		3,525,300
Materials	—	—	517,571		517,571
Utilities	—	—	1,252,954		1,252,954
Other senior loans	—	5,685,526	—		5,685,526
Common stocks:
Health care	—	—	2,490,000		2,490,000
Materials	—	—	297,287		297,287
Preferred stocks	$1,532,801	—	—		1,532,801
Total investments	$1,532,801	$117,556,122	$17,901,367		$136,990,290
Other financial instruments:
Forward foreign currency contracts	—	$372	—		$372
Total	$1,532,801	$117,556,494	$17,901,367		$136,990,662

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bond & Notes
Investments in Securities	Consumer Discretionary	Industrials	Materials
Balance as of April 30, 2015	$2,700,000	—	$0	*
Accrued premiums/discounts	—	$2,785	—
Realized gain (loss)[1]	—	—	—
Change in unrealized appreciation (depreciation)[2]	—	47,215	—
Purchases	—	952,111	—
Sales	(614,000)	—	—
Transfers into Level 3[3]	1,552,064	—	—
Transfers out of Level 3[4]	—	—	—
Balance as of October 31, 2015	$3,638,064	$1,002,111	$0	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2015[2]	—	$47,215	—

	Senior Loans
Investments in Securities (cont’d)	Consumer Discretionary	Consumer Staples	Energy	Health Care	Industrials	Materials	Utilities
Balance as of April 30, 2015	$563,106	$2,880,575	$1,521,000	—	$3,060,000	—	—
Accrued premiums/discounts	72	3,247	2,868	$155	3,278	$4,195	—
Realized gain (loss)[1]	1,015	(14,935)	—	11	—	—	—
Change in unrealized appreciation (depreciation)[2]	(8,645)	88	(10,668)	(18,484)	(10,778)	(15,177)	—
Purchases	348,250	991,250	—	345,625	—	528,553	—
Sales	(50,758)	(1,270,000)	—	(875)	—	—	—
Transfers into Level 3[3]	1,539,858	1,488,750	—	—	472,800	—	$1,252,954
Transfers out of Level 3[4]	—	(1,620,225)	(1,513,200)	—	—	—	—
Balance as of October 31, 2015	$2,392,898	2,458,750	—	$326,432	$3,525,300	$517,571	$1,252,954
Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2015[2]	$(8,645)	$(21,430)	—	$(18,484)	$(10,778)	$(15,177)	—

20	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

	Common Stocks
Investments in Securities (cont’d)	Healthcare	Materials	Total
Balance as of April 30, 2015	$2,490,000	—	$13,214,681
Accrued premiums/discounts	—	—	16,600
Realized gain (loss)[1]	—	—	(13,909)
Change in unrealized appreciation (depreciation)[2]	—	—	(16,449)
Purchases	—	—	3,165,789
Sales	—	—	(1,935,633)
Transfers into Level 3[3]	—	$297,287	6,603,713
Transfers out of Level 3[4]	—	—	(3,133,425)
Balance as of October 31, 2015	$2,490,000	$297,287	$17,901,367
Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2015[2]	—	—	$(27,299)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 10/31/15 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$2,490	Market Approach	EBITDA Multiple	8.5x	Increase
Corporate Bonds & Notes	1,552	Market Approach	Yield to Call	4.00%	Decrease
			Liquidity Premium	1.00%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At October 31, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

22	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions

24	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of October 31, 2015, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. The actual source of the Fund’s quarterly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $18,954 of Federal excise taxes attributable to calendar year 2014 in September 2015.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. Western Asset Management Company Limited (“Western Asset Limited”) serves as an additional subadviser to the Fund, under a subadvisory agreement with Western Asset. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily managed assets, which are the net assets of the Fund plus the principal amount of any borrowings.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset 90% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a fee for its services at no additional expense to the Fund. Western Asset Limited receives a fee from Western Asset, payable monthly, in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset Limited to manage.

During periods in which the Fund utilizes financial leverage, the fees which are payable to the investment manager as a percentage of the Fund’s net assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended October 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$36,912,270
Sales	55,199,470

At October 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,472,828
Gross unrealized depreciation	(21,441,306)
Net unrealized depreciation	$(19,968,478)

26	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

At October 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	838,690	EUR	762,259	HSBC Bank USA, N.A.	11/13/15	$372

Abbreviations used in this table:
EUR	— Euro
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2015.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$372

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended October 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$143,404

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(119,998)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended October 31, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$416,505
Forward foreign currency contracts (to sell)	1,415,824

†	At October 31, 2015, there were no open positions held in this derivative.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at October 31, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$372	—	$372

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Tender offer

In May 2015, the Fund’s Board of Directors approved a tender offer for up to 10% of the Fund’s outstanding shares of common stock. The tender offer period commenced on June 29, 2015 and expired on July 29, 2015. The tender offer was conducted at a price equal to the Fund’s net asset value per share of common stock on the day on which the tender offer expired. All shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 12,447 shares of common stock valued at $10,633,223, which represented approximately 7.3% of the Fund’s then outstanding shares.

6. Loan

The Fund has a revolving credit agreement with Pershing LLC that allows the Fund to borrow up to an aggregate amount of $60,000,000 and renews daily for a 180-day term unless notice to the contrary is given to the Fund. The interest on the loan is calculated at a variable rate based on the one-month LIBOR plus any applicable margin. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of Pershing LLC. The Fund’s credit agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the credit agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to this loan for the six months ended October 31, 2015 was $115,309. For the six months ended October 31, 2015, the Fund had an average daily loan balance outstanding of $25,300,000 and the weighted average interest rate was 0.91%, based on the number of days that the Fund had borrowings outstanding. At October 31, 2015, the Fund had $25,300,000 of borrowings outstanding.

7. Distributions subsequent to October 31, 2015

The following distribution has been declared by the Fund’s Board of Directors and is payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
12/18/15	12/24/15	$22.0000

28	Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report

8. Deferred capital losses

As of April 30, 2015, the Fund had deferred capital losses of $6,552,565, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Middle Market Debt Fund Inc. 2015 Semi-Annual Report	29

Western Asset

Middle Market Debt Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust*

Chairman

Officers

Jane Trust*

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Ted P. Becker

Chief Compliance Officer

Vanessa A. Williams

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Steven Frank

Treasurer

Jeanne M. Kelly

Senior Vice President

*	Effective August 1, 2015, Ms. Trust become a Director, Chairman, President and Chief Executive Officer.

Western Asset Middle Market Debt Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Transfer agent

American Stock Transfer & Trust Company

6201 15th Avenue

Brooklyn, NY 11219

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Middle Market Debt Fund Inc.

Western Asset Middle Market Debt Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time, the Fund may purchase shares of its common stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) on the Fund’s website at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Middle Market Debt Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

American Stock Transfer & Trust Company

6201 15th Avenue,

Brooklyn, NY 11219

WASX016045 12/15 SR15-2636

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not Applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

WA Middle Market Debt Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2015